Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance, value at Dec. 31, 2022		$ 2,000	$ 1,000	$ 200,168,000		$ (183,213,000)			$ 16,958,000
Balance, shares at Dec. 31, 2022	3,721,394	18,571,603	2,954,291
Sale of common stock				33,917,000	(814,000)			$ 1,800,000	33,103,000
Sale of common stock, shares			1,076,716
Stock issuance costs				(1,767,000)					(1,767,000)
Shares and warrants issued for services				2,899,000					2,899,000
Shares and warrants issued for services, shares			69,342
Stock based compensation				35,123,000					35,123,000
Net loss						(59,292,000)			(59,292,000)
Sale of Andromeda Interfaces, Inc. subsidiary in exchange for Aptera common stock				(2,310,000)					(2,310,000)
Sale of Andromeda Interfaces, Inc. subsidiary in exchange for Aptera common stock,shares		(83,696)
Repurchase of shares				(29,000)					$ (29,000)
Repurchase of shares, shares		(908)					(83,696)
Exercise of stock options, shares
Balance, value at Dec. 31, 2023		$ 2,000	$ 1,000	268,001,000	(814,000)	(242,505,000)			$ 24,685,000
Balance, shares at Dec. 31, 2023	3,721,394	18,486,999	4,100,349
Sale of common stock				7,901,000	292,000				8,193,000
Sale of common stock, shares			250,741
Stock issuance costs				(558,000)					(558,000)
Shares and warrants issued for services				36,000					36,000
Shares and warrants issued for services, shares			1,137
Stock based compensation				7,396,000					7,396,000
Net loss						(12,249,000)			(12,249,000)
Balance, value at Mar. 31, 2024		$ 2,000	$ 1,000	282,776,000	(522,000)	(254,754,000)			27,503,000
Balance, shares at Mar. 31, 2024	3,721,394	18,486,999	4,352,227
Balance, value at Dec. 31, 2023		$ 2,000	$ 1,000	268,001,000	(814,000)	(242,505,000)			24,685,000
Balance, shares at Dec. 31, 2023	3,721,394	18,486,999	4,100,349
Net loss									(26,027,000)
Balance, value at Sep. 30, 2024		$ 2,000	$ 1,000	299,718,000		(268,532,000)			31,189,000
Balance, shares at Sep. 30, 2024	3,721,394	18,486,999	4,829,876
Balance, value at Dec. 31, 2023		$ 2,000	$ 1,000	268,001,000	(814,000)	(242,505,000)			24,685,000
Balance, shares at Dec. 31, 2023	3,721,394	18,486,999	4,100,349
Sale of common stock				22,929,000	533,000			$ 1,900,000	23,462,000
Sale of common stock, shares			744,329					744,329
Stock issuance costs				(1,822,000)					(1,822,000)
Shares and warrants issued for services				2,677,000					2,677,000
Shares and warrants issued for services, shares			4,793
Stock based compensation				12,089,000					12,089,000
Net loss						(34,907,000)			(34,907,000)
Shares issued for conversion of convertible notes and interest				703,000					703,000
Shares issued for conversion of convertible notes and interest,shares			27,877
Exercise of stock options				7,000				$ 7	$ 7,000
Exercise of stock options, shares			642					642	642
Balance, value at Dec. 31, 2024		$ 2,000	$ 1,000	304,584,000	(281,000)	(277,412,000)			$ 26,894,000
Balance, shares at Dec. 31, 2024	3,721,394	18,486,999	4,877,990
Balance, value at Mar. 31, 2024		$ 2,000	$ 1,000	282,776,000	(522,000)	(254,754,000)			27,503,000
Balance, shares at Mar. 31, 2024	3,721,394	18,486,999	4,352,227
Sale of common stock				5,238,000	1,072,000				6,310,000
Sale of common stock, shares			173,733
Stock issuance costs				(358,000)					(358,000)
Shares and warrants issued for services				19,000					19,000
Shares and warrants issued for services, shares			609
Stock based compensation				1,233,000					1,233,000
Net loss						(5,573,000)			(5,573,000)
Balance, value at Jun. 30, 2024		$ 2,000	$ 1,000	288,908,000	550,000	(260,327,000)			29,134,000
Balance, shares at Jun. 30, 2024	3,721,394	18,486,999	4,526,569
Sale of common stock				9,105,000	(550,000)				8,555,000
Sale of common stock, shares			301,812
Stock issuance costs				(818,000)					(818,000)
Shares and warrants issued for services				48,000					48,000
Shares and warrants issued for services, shares			1,495
Stock based compensation				2,475,000					2,475,000
Net loss						(8,205,000)			(8,205,000)
Balance, value at Sep. 30, 2024		$ 2,000	$ 1,000	299,718,000		(268,532,000)			31,189,000
Balance, shares at Sep. 30, 2024	3,721,394	18,486,999	4,829,876
Balance, value at Dec. 31, 2024		$ 2,000	$ 1,000	304,584,000	(281,000)	(277,412,000)			26,894,000
Balance, shares at Dec. 31, 2024	3,721,394	18,486,999	4,877,990
Sale of common stock				1,056,000	193,000				1,249,000
Sale of common stock, shares			30,990
Stock issuance costs				(100,000)					(100,000)
Shares and warrants issued for services				4,921,000					4,921,000
Shares and warrants issued for services, shares			0
Stock based compensation				1,155,000					1,155,000
Net loss						(10,867,000)			(10,867,000)
Balance, value at Mar. 31, 2025		$ 2,000	$ 1,000	311,616,000	(88,000)	(288,279,000)			23,252,000
Balance, shares at Mar. 31, 2025	3,721,394	18,486,999	4,908,980
Balance, value at Dec. 31, 2024		$ 2,000	$ 1,000	304,584,000	(281,000)	(277,412,000)			26,894,000
Balance, shares at Dec. 31, 2024	3,721,394	18,486,999	4,877,990
Net loss									$ (28,427,000)
Exercise of stock options, shares
Balance, value at Sep. 30, 2025		$ 2,000	$ 1,000	333,078,000		(305,839,000)			$ 27,242,000
Balance, shares at Sep. 30, 2025		18,091,126	9,280,914
Balance, value at Mar. 31, 2025		$ 2,000	$ 1,000	311,616,000	(88,000)	(288,279,000)			23,252,000
Balance, shares at Mar. 31, 2025	3,721,394	18,486,999	4,908,980
Sale of common stock				6,342,000	76,000				6,418,000
Sale of common stock, shares			155,261
Stock issuance costs				(496,000)					(496,000)
Shares and warrants issued for services				2,507,000					2,507,000
Shares and warrants issued for services, shares			347
Stock based compensation				7,203,000					7,203,000
Net loss						(12,071,000)			(12,071,000)
Balance, value at Jun. 30, 2025		$ 2,000	$ 1,000	327,172,000	(12,000)	(300,350,000)			26,813,000
Balance, shares at Jun. 30, 2025	3,721,394	18,486,999	5,064,588
Sale of common stock				3,772,000	12,000				3,784,000
Sale of common stock, shares			92,166
Stock issuance costs				(342,000)					(342,000)
Shares and warrants issued for services				83,000					83,000
Shares and warrants issued for services, shares			470
Stock based compensation				2,393,000					2,393,000
Net loss						(5,489,000)			(5,489,000)
Shares issued for conversion of convertible notes and interest
Shares issued for conversion of convertible notes and interest,shares	(3,721,394)	(395,873)	4,123,690
Balance, value at Sep. 30, 2025		$ 2,000	$ 1,000	$ 333,078,000		$ (305,839,000)			$ 27,242,000
Balance, shares at Sep. 30, 2025		18,091,126	9,280,914